Party-In-Interest Transactions - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases	$ 63,002,000
Sales	149,668,000
Made in-kind transfers related to qualifying distributions	$ 94,847,000